Consolidated Statement of Changes in Capital Deficit (USD $)	Common Stock [Member]	Common Stock Additional Paid-In Capital [Member]	Common Shares to be Issued [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Beginning Balance at Sep. 30, 2003
Capital stock issued for cash on January 23, 2004 - at $0.0033	$ 12,000	$ 28,000			$ 40,000
Capital stock issued for cash on January 23, 2004 - at $0.0033 (Shares)	12,000,000
Net Income (Loss)				(14,395)	(14,395)
Ending Balance at Sep. 30, 2004	12,000	28,000		(14,395)	25,605
Ending Balance (Shares) at Sep. 30, 2004	12,000,000
Beginning Balance at Jan. 22, 2004
Capital stock issued for cash on January 23, 2004 - at $0.0033	12,000	28,000			40,000
Capital stock issued for cash on January 23, 2004 - at $0.0033 (Shares)	12,000,000
Net Income (Loss)				(14,395)	(14,395)
Ending Balance at Sep. 30, 2004	12,000	28,000		(14,395)	25,605
Ending Balance (Shares) at Sep. 30, 2004	12,000,000
Capital stock issued for cash on December 31, 2004 - at $0.0033	7,200	16,800			24,000
Capital stock issued for cash on December 31, 2004 - at $0.0033 (Shares)	7,200,000
Management fees contributed		13,000			13,000
Rent contributed		3,000			3,000
Net Income (Loss)				(91,625)	(91,625)
Ending Balance at Sep. 30, 2005	19,200	60,800		(106,020)	(26,020)
Ending Balance (Shares) at Sep. 30, 2005	19,200,000
Management fees contributed		1,625			1,625
Rent contributed		750			750
Debt forgiven by directors		33,666			33,666
Net Income (Loss)				(25,532)	(25,532)
Ending Balance at Sep. 30, 2006	19,200	96,841		(131,552)	(15,511)
Beginning Balance (Shares) at Sep. 30, 2006	19,200,000
Capital stock issued for research and development services on September 24, 2007 - at $3.60	222	799,778			800,000
Capital stock issued for research and development services on September 24, 2007 - at $3.60 (Shares)	222,222
Capital stock issued for settlement of loan payable on September 25, 2007 - at $3.60	93	332,907			333,000
Capital stock issued for settlement of loan payable on September 25, 2007 - at $3.60 (Shares)	92,500
Net Income (Loss)				(1,579,993)	(1,579,993)
Ending Balance at Sep. 30, 2007	19,515	1,229,526		(1,711,545)	(462,504)
Ending Balance (Shares) at Sep. 30, 2007	19,514,722
Capital stock issued for cash on December 10, 2007- at $3.50	150	524,850			525,000
Capital stock issued for cash on December 10, 2007- at $3.50 (Shares)	150,000
Capital stock issued for consulting services on December 18, 2007 - at $3.86	50	192,950			193,000
Capital stock issued for consulting services on December 18, 2007 - at $3.86 (Shares)	50,000
Capital stock issued debt settlement of debt on December 18, 2007- at $4.50	10	44,990			45,000
Capital stock issued debt settlement of debt on December 18, 2007- at $4.50 (Shares)	10,000
Stock-based compensation for shares issued at a discount		65,000			65,000
Capital stock issued for severance on May 15, 2008 - at $5.24	65	340,535			340,600
Capital stock issued for severance on May 15, 2008 - at $5.24 (Share)	65,000
Common stock to be issued for consulting services			252,599		252,599
Capital stock issued for consulting services on August 19, 2008 - at $5.07	25	126,725	(126,750)
Capital stock issued for consulting services on August 19, 2008 - at $5.07 (Shares)	25,000
Capital stock issued for cash on August 19,2008 - at $4.25	142	606,325			606,467
Capital stock issued for cash on August 19,2008 - at $4.25 (Shares)	142,698
Shares to be issued for consulting services			252,599		252,599
Stock based compensation		1,493,937			1,493,937
Net Income (Loss)				(5,351,269)	(5,351,269)
Ending Balance at Sep. 30, 2008	19,957	4,624,838	125,849	(7,062,814)	(2,292,170)
Ending Balance (Shares) at Sep. 30, 2008	19,957,420
Capital stock issued for consulting services on November 20, 2008 at $2.63	25	65,725	(65,750)
Capital stock issued for consulting services on November 20, 2008 at $2.63 (Shares)	25,000
Capital stock issued for consulting services on February 20, 2009 at $2.50	25	62,475	(62,500)
Capital stock issued for consulting services on February 20, 2009 at $2.50 (Shares)	25,000
Capital stock issued for cash on March 6, 2009 at $2.25	89	200,494			200,583
Capital stock issued for cash on March 6, 2009 at $2.25 (Shares)	89,148
Capital stock issued for consulting services on March 20, 2009 at $2.00	3	4,997			5,000
Capital stock issued for consulting services on March 20, 2009 at $2.00 (Shares)	2,500
Capital stock issued for cash on March 20, 2009 at $2.25	11	24,289			24,300
Capital stock issued for cash on March 20, 2009 at $2.25 (Shares)	10,800
Capital stock issued for cash on June 11, 2009 at $2.25	36	80,964			81,000
Capital stock issued for cash on June 11, 2009 at $2.25 (Shares)	36,000
Capital stock issued for services on June 11, 2009 at $2.25	29	65,731			65,760
Capital stock issued for services on June 11, 2009 at $2.25 (Shares)	29,227
Capital stock issued for cash on June 19, 2009 at $2.25	496	1,114,504			1,115,000
Capital stock issued for cash on June 19, 2009 at $2.25 (Shares)	495,556
Capital stock issued for finders fees on June 26, 2009 at $2.51	22	55,755			55,777
Capital stock issued for finders fees on June 26, 2009 at $2.51 (Shares)	22,222
Shares to be issued for consulting services			236,337		236,337
Capital stock issued for cash on August 19, 2009 at $2.25	129	289,869			289,998
Capital stock issued for cash on August 19, 2009 at $2.25 (Shares)	128,888
Less: Finders fees		(72,850)			(72,850)
Beneficial conversion features on convertible debt issuances		333,056			333,056
Extinguishment of debt		487,469			487,469
Cancellation of common shares	(75)	234,011	(233,936)
Cancellation of common shares (Shares)	(75,000)
Share subscriptions received			300,000		300,000
Stock based compensation		812,336			812,336
Net Income (Loss)				(5,499,419)	(5,499,419)
Ending Balance at Sep. 30, 2009	20,747	8,383,663	300,000	(12,562,233)	(3,857,823)
Ending Balance (Shares) at Sep. 30, 2009	20,746,761
Cumulative effect of accounting changes		(333,056)		(550,804)	(883,860)
Capital stock issued for cash on October 2, 2009 at $2.25	267	599,733	(300,000)		300,000
Capital stock issued for cash on October 2, 2009 at $2.25 (Shares)	266,666
Capital stock issued in settlement of promissory note on February 2, 2010 at $2.02	49	99,951			100,000
Capital stock issued in settlement of promissory note on February 2, 2010 at $2.02 (Shares)	49,505
Capital stock issued for cash on April 9, 2010 - at $2.60	93	240,405			240,498
Capital stock issued for cash on April 9, 2010 - at $2.60 (Shares)	92,499
Capital stock issued in settlement of debt on April 30, 2010 - at $2.85	9	27,991			28,000
Capital stock issued in settlement of debt on April 30, 2010 - at $2.85 (Shares)	9,825
Finders' fees paid in cash		(24,050)			(24,050)
Capital stock issued for cash on June 29, 2010 - at $2.50	941	2,351,559			2,352,500
Capital stock issued for cash on June 29, 2010 - at $2.50 (Shares)	941,000
Finders fees paid in cash 2		(206,500)			(206,500)
Capital stock issued in settlement of debt on July 5, 2010 at $2.50	400	999,600			1,000,000
Capital stock issued in settlement of debt on July 5, 2010 at $2.50 (Shares)	400,000
Capital stock issued for cash on September 3, 2010 at $2.75	163	448,087			448,250
Capital stock issued for cash on September 3, 2010 at $2.75 (Shares)	163,000
Capital stock issued for finders fees on September 3, 2010 at $2.75	9	(9)
Capital stock issued for finders fees on September 3, 2010 at $2.75 (Shares)	9,000
Finders' fees paid in cash 3		(15,125)			(15,125)
Shares issued on conversion of promissory note on September 30, 2010 at $2.25	328	737,802			738,130
Shares issued on conversion of promissory note on September 30, 2010 at $2.25 (Shares)	328,058
Shares issued on conversion of promissory note on September 30, 2010 at $2.35	511	1,199,489			1,200,000
Shares issued on conversion of promissory note on September 30, 2010 at $2.35 (Shares)	510,638
Reclassification of derivative liability on modification of note		3,144,520			3,144,520
Settlement of accounts payable		444,000			444,000
Equity component of convertible promissory note		44,220			44,220
Stock based compensation		770,055			770,055
Net Income (Loss)				(8,783,037)	(8,783,037)
Ending Balance at Sep. 30, 2010	23,517	18,912,335		(21,896,074)	(2,960,222)
Ending Balance (Shares) at Sep. 30, 2010	23,516,952
Capital stock issued for cash on November 18, 2010 at $2.75	393	1,082,682			1,083,075
Capital stock issued for cash on November 18, 2010 at $2.75 (Shares)	393,846
Less: Share issue costs		(65,363)			(65,363)
Capital stock issued for finders fees on November 18, 2010 at $2.75	4	(4)
Capital stock issued for finders fees on November 18, 2010 at $2.75 (Shares)	3,636
Shares issued on conversion of promissory note on November 18, 2010 at $2.25	853	1,918,565			1,919,418
Shares issued on conversion of promissory note on November 18, 2010 at $2.25 (Shares)	853,075
Debt conversion expense		504,160			504,160
Shares issued on the conversion of a promissory note on November 18, 2010 - at $4.12	145	597,515			597,660
Shares issued on the conversion of a promissory note on November 18, 2010 - at $4.12 (Shares)	145,063
Capital stock issued in settlement of debt on November 18, 2010 - at $4.12	182	748,908			749,090
Capital stock issued in settlement of debt on November 18, 2010 - at $4.12 (Shares)	181,818
Capital stock issued for cash on November 25, 2010 at $3.35	30	99,970			100,000
Capital stock issued for cash on November 25, 2010 at $3.35 (Shares)	29,851
Capital stock issued for finders fees on November 25, 2010 at $3.35	3	(3)
Capital stock issued for finders fees on November 25, 2010 at $3.35 (Shares)	2,985
Capital stock issued for cash on February 1, 2011 - at $3.75	61	228,739			228,800
Capital stock issued for cash on February 1, 2011 - at $3.75 (Shares)	61,014
Capital stock issued for cash on May 3, 2011 - at $3.00	34	99,966			100,000
Capital stock issued for cash on May 3, 2011 - at $3.00 (Shares)	33,334
Capital stock issued on exercise of warrants for cash on June 19, 2011 - at $2.25	700	1,574,300			1,575,000
Capital stock issued on exercise of warrants for cash on June 19, 2011 - at $2.25 (Shares)	700,000
Equity units issued in settlement of an account payable on September 28, 2011	650	1,059,313			1,059,963
Equity units issued in settlement of an account payable on September 28, 2011 (Shares)	650,000
Stock based compensation		1,273,162			1,273,162
Net Income (Loss)				(7,307,147)	(7,307,147)
Ending Balance at Sep. 30, 2011	26,572	28,034,245		(29,203,221)	(1,142,404)
Ending Balance (Shares) at Sep. 30, 2011	26,571,574
Rent contributed					0
Capital stock issued for cash on December 6, 2011 - at $1.25	616	768,884			769,500
Capital stock issued for cash on December 6, 2011 - at $1.25 (Shares)	615,600
Less: Share issue costs		(77,000)			(77,000)
Capital stock issued for cash on February 9, 2012 - at $1.25	270	337,230			337,500
Capital stock issued for cash on February 9, 2012 - at $1.25 Shares	270,000
Less: Share Issue costs 2		(33,750)			(33,750)
Equity units issued for services on February 9, 2012 - at $1.99	8	15,888			15,896
Equity units issued for services on February 9, 2012 - at $1.99 (Share)	8,000
Equity units issued for settlement of loans payable on May 31, 2012	2,700	5,176,884			5,179,584
Equity units issued for settlement of loans payable on May 31, 2012 (Share)	2,700,513
Capital stock issued for services on July 12, 2012 - at $1.00	75	74,925			75,000
Capital stock issued for services on July 12, 2012 - at $1.00 (Shares)	75,000
Stock based compensation		302,208			302,208
Net Income (Loss)				(8,301,705)	(8,301,705)
Ending Balance at Sep. 30, 2012	30,241	34,599,514		(37,504,926)	(2,875,171)
Ending Balance (Shares) at Sep. 30, 2012	30,240,687
Rent contributed					0
Equity units issued for settlement of loans payable on July 5, 2013	4,209	2,563,011			2,567,220
Equity units issued for settlement of loans payable on July 5, 2013 (Shares)	4,208,910
Capital stock issued for cash on July 5, 2013 - at $0.40	2,196	563,257			565,453
Capital stock issued for cash on July 5, 2013 - at $0.40 (Shares)	2,196,133
Less: Share issue costs		(112,174)			(112,174)
Initial purchase shares issued under equity line on July 5, 2013 - at $0.40	592	99,750			100,342
Initial purchase shares issued under equity line on July 5, 2013 - at $0.40 (Shares)	591,858
Less: Share Issue costs 2		(71,335)			(71,335)
Common stock to be issued for cash - at $0.50			60,000		60,000
Stock based compensation		1,002,500			1,002,500
Net Income (Loss)				(3,700,046)	(3,700,046)
Ending Balance at Sep. 30, 2013	37,238	38,644,523	60,000	(41,204,972)	(2,463,211)
Ending Balance (Shares) at Sep. 30, 2013	37,237,588
Rent contributed					0
Reclassification of derivative liability upon modification of warrant terms		221,000			221,000
Equity units issued under Purchase Agreement	400	187,770			188,170
Equity units issued under Purchase Agreement (Shares)	400,000
Commitment shares issued under terms of Purchase Agreement	3	(3)
Commitment shares issued under terms of Purchase Agreement (Shares)	2,510
Capital stock issued for cash - at $0.50	120	59,880	(60,000)
Capital stock issued for cash - at $0.50 (Shares)	120,000
Capital stock issued for cash - at $0.30	500	149,500	30,000		180,000
Capital stock issued for cash - at $0.30 (Shares)	500,000
Share issue costs, net of recovery		(2,452)			(2,452)
Issuance of detachable warrants		5,989,900			5,989,900
Agent's warrants issued in connection with convertible debentures		334,900			334,900
Beneficial conversion feature on convertible debentures issued		4,010,100			4,010,100
Capital stock to be issued pursuant to employment agreement			610,000		610,000
Net Income (Loss)				(660,223)	(660,223)
Ending Balance at Mar. 31, 2014	$ 38,261	$ 49,595,118	$ 640,000	$ (41,865,195)	$ 8,408,184
Ending Balance (Shares) at Mar. 31, 2014	38,260,098